Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Current assets
Cash at bank	$ 351	$ 1,403
Other receivables	10	10
Security deposit	28	28
Prepaid expenses and other current assets	72	16
Total current assets	461	1,457
Non-current assets
Property and equipment	10	10
Operating lease right-of-use asset, net	104	158
Total assets	575	1,625
Current liabilities
Accounts payable and accrued liabilities	2,260	1,934
Operating lease liability due within one year	114	173
Total current liabilities	2,374	2,107
Long term operating lease liability	0	0
Total liabilities	2,374	2,107
Shareholders' Deficit
Share capital - unlimited authorized shares at no par value 90,515 and 90,515 shares outstanding at March 31, 2023 and December 31, 2022, respectively	171,671	171,671
Share capital subscription receivable	0	0
Additional paid-in capital	27,055	26,985
Accumulated deficit	(200,525)	(199,138)
Total Shareholders' deficit	(1,799)	(482)
Total liabilities and shareholders' deficit	$ 575	$ 1,625